As filed with the U.S. Securities and Exchange Commission on November 18, 2019

Securities Act File No. 333-221764

Investment Company Act File No. 811-23312

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 10	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 13 (check appropriate box or boxes)	☒

Impact Shares Trust I

(Registrant Exact Name as Specified in Charter)

2189 Broken Bend

Frisco, Texas 75034

(Address of Principal Executive Offices; Number, Street, City, State, Zip Code)

(469) 442-8424

(Registrant’s Telephone Number, including Area Code)

Ethan Powell

2189 Broken Bend

Frisco, Texas 75034

(Name and Address of Agent for Service)

COPY TO:

Brian D. McCabe, Esq.

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, Massachusetts 02199

(Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b); or
☐	on [date] pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 10 under the Securities Act and Amendment No. 13 under the 1940 Act (the “Amendment”) to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas, State of Texas on this 18th day of November, 2019.

By:	/s/ Ethan Powell
Ethan Powell
President and Treasurer

Pursuant to the requirements of the Securities Act, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ethan Powell Ethan Powell	Trustee	November 18, 2019

/s/ Alyssa Greenspan* Alyssa Greenspan	Trustee	November 18, 2019

/s/ Kathleen Legg* Kathleen Legg	Trustee	November 18, 2019

/s/ Winston Lowe* Winston Lowe	Trustee	November 18, 2019

By:	/s/ Ethan Powell
Ethan Powell
Attorney in Fact*

*

Pursuant to Power of Attorney dated April 11, 2018 incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, File No. 333-221764, filed on May 8, 2018.